Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 01, 2012
ESG Managers Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Aggressive Growth Portfolio (the “Aggressive Growth Portfolio”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Growth Portfolio’s investment objective is to seek a high level of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Aggressive Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Aggressive Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 73 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 85 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Aggressive Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Aggressive Growth Portfolio’s performance. During the Aggressive Growth Portfolio’s most recent fiscal year, the Aggressive Growth Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Aggressive Growth Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The table below is intended to help an investor compare the cost of investing in shares of the Aggressive Growth Portfolio with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Aggressive Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (“ETFs”)) approximately 100% of its total assets in equity securities (e.g., stocks). The Aggressive Growth Portfolio may invest up to 25% of its total assets in fixed income securities. The Aggressive Growth Portfolio may invest up to 85% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers Portfolios, the Aggressive Growth Portfolio should offer shareholders the potential for a high level of capital growth with relatively little income.

		The Aggressive Growth Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Aggressive Growth Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Aggressive Growth Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Aggressive Growth Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (“ESG”) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Aggressive Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Aggressive Growth Portfolio are summarized below.
  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small– and Medium–Sized Company Risk. Securities of small– and medium– sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non–U. S. Securities Risk. Non–U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non–U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non–U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non–U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi–Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.
The foregoing descriptions are only summaries. Please see “Principal Risks” on page 47 for more detailed descriptions of the foregoing risks.

		As with all mutual funds, investors may lose money by investing in the Aggressive Growth Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Aggressive Growth Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Class A shares of the Aggressive Growth Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Aggressive Growth Portfolio by showing changes in the Aggressive Growth Portfolio’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Aggressive Growth Portfolio by showing changes in the Aggressive Growth Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.esgmanagers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A at NAV Annual Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End For the period shown in the bar chart: Best quarter: 4th quarter 2011, 10.29% Worst quarter: 3rd quarter 2011, -17.50%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Aggressive Growth Portfolio. The performance table is intended to provide some indication of the risks of investment in the Aggressive Growth Portfolio by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
ESG Managers Aggressive Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.62%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.06%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[4]
1 year	rr_ExpenseExampleYear01	700
3 year	rr_ExpenseExampleYear03	1,016
5 year	rr_ExpenseExampleYear05	2,378
10 year	rr_ExpenseExampleYear10	5,596
2011	rr_AnnualReturn2011	(4.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.50%)
1 year	rr_AverageAnnualReturnYear01	(9.68%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
ESG Managers Aggressive Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.37%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.06%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.31%	[4]
1 year	rr_ExpenseExampleYear01	334
3 year	rr_ExpenseExampleYear03	721
5 year	rr_ExpenseExampleYear05	2,280
10 year	rr_ExpenseExampleYear10	5,864
1 Year	rr_ExpenseExampleNoRedemptionYear01	234
3 Years	rr_ExpenseExampleNoRedemptionYear03	721
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,280
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,864
1 year	rr_AverageAnnualReturnYear01	(5.10%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%	[6],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
ESG Managers Aggressive Growth Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	5.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.37%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.06%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31%	[4]
1 year	rr_ExpenseExampleYear01	133
3 year	rr_ExpenseExampleYear03	415
5 year	rr_ExpenseExampleYear05	1,816
10 year	rr_ExpenseExampleYear10	5,154
1 year	rr_AverageAnnualReturnYear01	(4.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
Return After Taxes | ESG Managers Aggressive Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(9.88%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.63%)	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
Return After Taxes and Distributions and Sale of Fund Shares | ESG Managers Aggressive Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.16%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
Blended Index | ESG Managers Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.90%)	[10],[11],[12],[9]
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%	[10],[11],[12],[6],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
Lipper Multi-Cap Core Funds Index | ESG Managers Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.81%)	[12],[13]
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%	[12],[13],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
S&P 500 Index | ESG Managers Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%	[11],[12]
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%	[11],[12],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010

[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[3]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.44%, 1.19% and 2.19% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[4]	Does not reflect the Adviser's waiver of a portion of its management fees totaling 0.12% in 2011. This waiver may be terminated at any time by the Adviser.
[5]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50% .
[6]	The Fund's inception date is January 4, 2010.
[7]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[8]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[9]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[10]	The Blended Index is composed of 66% S&P 500 Index and 34% MSCI EAFE (Net) Index.
[11]	The S&P 500 Index is an index of large capitalization common stocks.
[12]	Unlike the Aggressive Growth Portfolio, the Blended Index, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[13]	The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Average. The Lipper Multi-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.